DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Direct Operating Costs [Abstract]
Operations, maintenance and administration	$ 581	$ 567	$ 553
Water royalties, property taxes and other	142	161	149
Fuel and power purchases	289	226	313
Energy marketing fees	24	24	23
Direct operating costs, net	$ 1,036	$ 978	$ 1,038